DESCRIPTION OF PLAN - Schedule of Vesting Percentages (Details) - EBP 005	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Less than 1	0.00%
1	25.00%
2	50.00%
3	75.00%
4 or more	100.00%